UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment                 [  ]; Amendment Number:
This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report

Name:           ABN AMRO ASSET MANAGEMENT HOLDINGS, INC.
Address:        161 N. Clark Street, 9th Floor
                Chicago, IL 60601


13F File Number: 28-07262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:
Name:   Heather Birmingham
Title:  Vice President
Phone:  312-884-2366
Signature, Place, and Date of Signing


Heather Birmingham   Chicago, IL   February 2, 2007

AAAMH itself does not in fact exercise, and therefore disclaims, investment discretion with respect to any Section 13(f) securities positions over which its operating subsidiaries in fact exercise investment discretion. To the extent, however, that the ownership interest of AAAMH in its operating subsidiaries may nevertheless give rise to a Form 13F filing obligation, the information required by Form 13F is reported herein by AAAMH on behalf of itself and the aforementioned operating subsidiaries. The securities positions of Montag & Caldwell, Inc. ("M&C"), a wholly owned subsidiary of AAAMH which is an institutional investment manager subject to Section 13(f) of the Act, are not reported herein. The securities positions managed by M&C are reported in a Form 13F filed by M&C. AAAMH owns a 50% interest in Veredus Asset Management LLC ("Veredus"), an institutional investment manager subject to Section 13(f) of the Act. The securities positions managed by Veredus are not reported herein, but are reported in a Form 13F filed by Veredus. AAAMH owns a 45% interest in River Road Asset Management LLC ("River Road"), an institutional investment manager subject to 13(f) of the act. The security positions managed by River Road are not reported herein, but are reported in a Form 13F filed by River Road. AAAMH owns 100% of TAMRO Capital Partners LLC ("TAMRO"), an institutional investment manager subject to 13(f) of the act. The security positions managed by TAMRO are not reported herein, but are reported in a Form 13F filed by TAMRO. Also, on January 1, 2006, ABN AMRO Asset Management (USA) LLC (13-F File 28-4391) merged into ABN AMRO Asset Management, Inc. (13F File 28-10069).

Report Type (Check only one.)

[ ]    13F HOLDINGS REPORT

[ ]    13F NOTICE

[x] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name
28-00288                        Montag & Caldwell, Inc.
28-04171                        Veredus Asset Management LLC
28-11487                        River Road Asset Management LLC
28-10212                        TAMRO Capital Partners LLC


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:                 1
 Form 13F Information Table Entry Total:          92
 Form 13F Information Table Value Total:   3,345,356 (X1000)

List of Other Included Managers:
No.     Form 13F File Number            Name
2       28-10069                        ABN AMRO Asset Management, Inc.

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


                                                                       FORM 13F                                           12/31/06
                                                  REPORTING MANAGER: ABN AMRO Asset Management Holdings, Inc.               Page 1



             ITEM 1             ITEM 2   ITEM 3      ITEM 4        ITEM 5            ITEM 6      ITEM 7            ITEM 8
         NAME OF ISSUER          TITLE   CUSIP        FAIR        SHARES OF        INVEST DISC.  MANA-        VOTING     AUTHORITY
                                  OF     NUMBER     MKT VALUE     PRINCIPAL     SOLE SHAREDOTHER  GERS    SOLE     SHARED       NONE
                                 CLASS               (000's)       AMOUNT        (A)  (B)   (C)           (A)        (B)         (C)


 AFLAC INC                      Common   00105510         31,688      688,864 SH       X           2      646,774            42,090
 AMB PROPERTY CORP              Common   00163T10         27,039      461,335 SH       X           2      434,885            26,450
 ABBOTT LABORATORIES            Common   00282410            390        8,000 SH       X           2        8,000
 ALTRIA GROUP INC               Common   02209S10            283        3,300 SH       X           2        3,300
 AMERICAN INTERNAT'L GROUP      Common   02687410         43,328      604,634 SH       X           2      567,884            36,750
 AMGEN INC                      Common   03116210         44,535      651,950 SH       X           2      612,450            39,500
 ARCHSTONE SMITH TRUST          Common   03958310        101,614    1,745,650 SH       X           2    1,598,650           147,000
 AVALONBAY COMMUNITIES INC      Common   05348410         55,455      426,411 SH       X           2      401,661            24,750
 BIOMED REALTY TRUST INC        Common   09063H10         87,768    3,068,800 SH       X           2    2,755,000           313,800
 BOSTON PROPERTIES INC          Common   10112110         68,135      609,000 SH       X           2      574,400            34,600
 BRANDYWINE REALTY TRUST        Common   10536820         56,197    1,690,150 SH       X           2    1,456,400           233,750
 CIT GROUP INC                  Common   12558110         36,228      649,591 SH       X           2      610,192            39,399
 CINTAS CORP                    Common   17290810         26,148      658,464 SH       X           2      618,703            39,761
 CLOROX CO                      Common   18905410            411        6,400 SH       X           2        6,400
 COCA COLA CO                   Common   19121610            410        8,500 SH       X           2        8,500
 CORPORATE OFFICE PROPERTIES    Common   22002T10         26,817      531,350 SH       X           2      501,800            29,550
 COUSINS PROPERTIES INC         Common   22279510         31,147      883,100 SH       X           2      728,000           155,100
 DELL INC                       Common   24702R10         28,329    1,129,091 SH       X           2    1,061,201            67,890
 DEVELOPERS DIVERSIFIED REALTY CCommon   25159110        122,878    1,952,000 SH       X           2    1,728,800           223,200
 DOVER CORP                     Common   26000310         25,318      516,484 SH       X           2      485,136            31,348
 DUKE REALTY CORP               Common   26441150         10,699      261,600 SH       X           2      222,200            39,400
 EASTGROUP PROPERTIES           Common   27727610         18,575      346,800 SH       X           2      297,450            49,350
 ECOLAB INC                     Common   27886510         23,406      517,827 SH       X           2      486,287            31,540
 ELECTRONIC ARTS INC            Common   28551210         47,098      935,225 SH       X           2      878,950            56,275
 EQUITY OFFICE PROPERTIES TRUST Common   29474110         71,619    1,486,800 SH       X           2    1,274,550           212,250
 EQUITY RESIDENTIAL PROPS TR    Common   29476L10         59,329    1,169,050 SH       X           2    1,053,900           115,150
 ESSEX PROPERTY TRUST INC       Common   29717810         26,962      208,600 SH       X           2      196,700            11,900
 EXPRESS SCRIPTS INC-CL A       Common   30218210         32,678      456,390 SH       X           2      429,153            27,237
 EXTRA SPACE STORAGE INC        Common   30225T10         47,849    2,620,400 SH       X           2    2,339,600           280,800
 EXXON MOBIL CORP               Common   30231G10         26,848      350,361 SH       X           2      328,925            21,436
 FEDERAL REALTY INVS TRUST      Common   31374720         39,342      462,850 SH       X           2      436,750            26,100
 FIFTH THIRD BANCORP            Common   31677310         40,555      990,840 SH       X           2      930,670            60,170
 FIRST INDUSTRIAL REALTY TR     Common   32054K10         33,543      715,350 SH       X           2      614,350           101,000
 GENERAL ELECTRIC CO            Common   36960410         54,729    1,470,822 SH       X           2    1,373,999            96,823
 GENERAL GROWTH PROPERTIES      Common   37002110         12,182      233,230 SH       X           2      219,204            14,026
 GILEAD SCIENCES INC            Common   37555810         39,924      614,871 SH       X           2      577,536            37,335
 HARLEY-DAVIDSON INC            Common   41282210         24,800      351,922 SH       X           2      330,952            20,970
 HEALTH CARE PPTYS INVEST INC   Common   42191510        116,134    3,154,100 SH       X           2    2,778,550           375,550
 HEALTHCARE REALTY TRUST INC    Common   42194610         26,140      661,100 SH       X           2      566,900            94,200
 HOST HOTELS & RESORTS INC      Common   44107P10         19,009      774,300 SH       X           2      736,500            37,800
 ILLINOIS TOOL WORKS INC.       Common   45230810         42,147      912,460 SH       X           2      845,150            67,310
 ISHARES S&P SMALLCAP 600       Common   46428780            772       11,700 SH       X           2       11,700
 JOHNSON & JOHNSON              Common   47816010            423        6,400 SH       X           2        6,400
 JOHNSON CONTROLS INC.          Common   47836610         33,288      387,425 SH       X           2      387,425
 KIMCO REALTY CORP              Common   49446R10         56,443    1,255,674 SH       X           2    1,155,474           100,200
 KITE REALTY GROUP TRUST        Common   49803T10         22,074    1,185,500 SH       X           2    1,017,173           168,327
 KOHLS CORP                     Common   50025510         45,830      669,735 SH       X           2      629,868            39,867
 LIBERTY PROPERTY TRUST         Common   53117210         50,147    1,020,500 SH       X           2      877,600           142,900
 LINEAR TECHNOLOGY CORP         Common   53567810         24,087      794,412 SH       X           2      747,397            47,015




                                                                      FORM 13F                                             12/31/06
                                                  REPORTING MANAGER: ABN AMRO Asset Management Holdings, Inc.               Page 2



             ITEM 1             ITEM 2   ITEM 3      ITEM 4        ITEM 5            ITEM 6      ITEM 7            ITEM 8
         NAME OF ISSUER          TITLE   CUSIP        FAIR        SHARES OF        INVEST DISC.  MANA-        VOTING     AUTHORITY
                                  OF     NUMBER     MKT VALUE     PRINCIPAL     SOLE SHAREDOTHER  GERS    SOLE     SHARED       NONE
                                 CLASS               (000's)       AMOUNT        (A)  (B)   (C)           (A)        (B)         (C)


 THE MACERICH CO                Common   55438210         23,521      271,700 SH       X           2      232,450            39,250
 MACK-CALI REALTY CORP          Common   55448910         49,722      974,950 SH       X           2      835,400           139,550
 MAGUIRE PROPERTIES INC         Common   55977510         33,480      837,000 SH       X           2      723,100           113,900
 MEDTRONIC INC                  Common   58505510         27,634      516,418 SH       X           2      485,728            30,690
 MERRILL LYNCH & CO             Common   59018810         26,831      288,200 SH       X           2      271,060            17,140
 MICROSOFT CORP                 Common   59491810         46,113    1,544,303 SH       X           2    1,451,524            92,779
 MID AMERICA APARTMENT COMM     Common   59522J10         30,248      528,450 SH       X           2      458,200            70,250
 NATIONAL RETAIL PROPERTIES     Common   63741710         23,839    1,038,750 SH       X           2      892,850           145,900
 NEW PLAN EXCEL                 Common   64805310         44,393    1,615,450 SH       X           2    1,395,200           220,250
 OMNICOM GROUP                  Common   68191910         28,521      272,827 SH       X           2      256,397            16,430
 PS BUSINESS PARKS INC/CA       Common   69360J10         20,039      283,400 SH       X           2      244,000            39,400
 PEOPLES BANK BRIDGEPORT        Common   71019810            341        7,650 SH       X           2        7,650
 PFIZER INC                     Common   71708110         18,149      700,741 SH       X           2      658,041            42,700
 PRAXAIR INC.                   Common   74005P10         31,560      531,936 SH       X           2      500,086            31,850
 T ROWE PRICE GROUP             Common   74144T10         19,164      437,825 SH       X           2      411,235            26,590
 PROCTER & GAMBLE CO            Common   74271810         26,759      416,360 SH       X           2      391,690            24,670
 PROLOGIS TRUST                 Common   74341010         67,379    1,108,750 SH       X           2    1,045,100            63,650
 PUBLIC STORAGE                 Common   74460D10         26,101      267,700 SH       X           2      228,300            39,400
 QUALCOMM INC                   Common   74752510         32,777      867,352 SH       X           2      814,072            53,280
 RAMCO-GERSHENSON PROPERTIES    Common   75145220         26,191      686,700 SH       X           2      586,850            99,850
 ROCKWELL AUTOMATION INC        Common   77390310         27,800      455,140 SH       X           2      422,770            32,370
 ROCKY BRANDS INC               Common   77451510          1,150       71,350 SH       X           2       71,350
 RUBY TUESDAY INC               Common   78118210            242        8,820 SH       X           2        8,820
 SL GREEN REALTY CORP           Common   78440X10         66,941      504,150 SH       X           2      474,850            29,300
 SLM CORP                       Common   78442P10         40,862      837,856 SH       X           2      787,736            50,120
 SIMON PROPERTY GROUP INC       Common   82880610        115,917    1,144,405 SH       X           2    1,052,655            91,750
 SOUTHWEST AIRLINES             Common   84474110         22,792    1,487,727 SH       X           2    1,400,521            87,206
 STARBUCKS CORP                 Common   85524410         33,643      949,843 SH       X           2      892,870            56,973
 STARWOOD HOTELS & RESORTS      Common   85590A40         14,475      231,600 SH       X           2      217,300            14,300
 STATE STREET CORPORATION       Common   85747710         23,548      349,171 SH       X           2      328,199            20,972
 STERICYCLE INC                 Common   85891210            219        2,895 SH       X           2        2,895
 SYSCO CORP                     Common   87182910         37,252    1,013,372 SH       X           2      952,181            61,191
 TJX COMPANIES INC              Common   87254010         26,143      916,642 SH       X           2      862,096            54,546
 TANGER FACTORY OUTLET CENTER   Common   87546510         22,024      563,550 SH       X           2      483,250            80,300
 TAUBMAN CENTERS INC            Common   87666410         40,505      796,400 SH       X           2      751,600            44,800
 TEXAS INSTRUMENTS INC          Common   88250810         47,167    1,637,729 SH       X           2    1,539,039            98,690
 UNITED DOMINION REALTY TRUST   Common   91019710        109,025    3,429,550 SH       X           2    3,047,000           382,550
 VENTAS INC                     Common   92276F10         77,604    1,833,750 SH       X           2    1,626,900           206,850
 VORNADO REALTY TRUST           Common   92904210         63,162      519,850 SH       X           2      490,300            29,550
 WACHOVIA CORP                  Common   92990310         29,455      517,205 SH       X           2      486,015            31,190
 WALGREEN CO.                   Common   93142210         48,698    1,061,183 SH       X           2      995,327            65,856
 WYETH                          Common   98302410            265        5,200 SH       X           2        5,200
 ALCON INC                      Common   H0130110         32,961      294,897 SH       X           2      276,837            18,060

GRAND TOTAL                                            3,345,356
